DOCUMENT AND ENTITY INFORMATION Document	Mar. 15, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 15, 2024
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false